Summary of Significant Accounting Policies (Details Narrative)	6 Months Ended	12 Months Ended
	Jun. 30, 2025 USD ($) Segment	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Property, Plant and Equipment [Line Items]
Provision of expected credit losses	$ 807	$ 69,474
Deferred offering costs		1,839,846
IPO costs incurred	3,488,971
Impairment of goodwill		$ 1,129
Number of operating segments | Segment	1
Vessels [Member]
Property, Plant and Equipment [Line Items]
Vessel reassessment description	The Company reassess the estimated residual value of the vessel once in every 5 years
TMD Marine Fuels Sdn. Bhd. [Member]
Property, Plant and Equipment [Line Items]
Percentage of ownership	30.00%
TMD Marine Fuels Sdn. Bhd. [Member] | Dato’ Mohd Suhaimi Bin Hashim [Member]
Property, Plant and Equipment [Line Items]
Percentage of ownership	70.00%
TMD Energy Limited [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Percentage of ownership	20.00%
TMD Energy Limited [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Percentage of ownership	50.00%